Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill And Intangible Assets [Line Items]
Amortization expense related to finite lived intangible assets	$ 4,709	$ 5,561	$ 5,945